Deferred Tax Asset and Liability - Summary of Deferred Tax Asset and Deferred Tax Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Deferred taxes: - Liabilities	$ 779	$ 1,230
Total net deferred tax liabilities	$ 779	$ 1,230